8. INVESTMENTS	12 Months Ended
Dec. 31, 2017
Investments Abstract
INVESTMENTS

Reduction of financial leverage

With the primary objective of reducing the Company’s financial leverage, Management is committed to a plan to dispose of a set of assets, however, it is not possible to confirm that the sale within a period of 12 months is highly probable for any of the assets contemplated. The Company considers several sales scenarios that vary according to different macroeconomic and operational assumptions. In this context, the Company did not segregate and did not reclassify such assets in the financial statements as discontinued operations in accordance with IFRS 5.

·                 Events occurred in 2017

Sale of the Subsidiary - CGPAR Construção Pesada - "CGPAR"

In July 2017, the Company concluded the sale of its subsidiary CGPAR Construção Pesada S.A. to CSN Mineração S.A., a subsidiary of the Company. The summary of the transaction can be shown as follows:

R$ (000)
Consideration paid	99,452
Net assets acquired at book value	(64,063)
Capital distribution	(35,389)

8.a) Direct equity interests in subsidiaries, joint ventures, joint operations, associates and other investments

12/31/2017									12/ 31/ 2016
Companies		Number of shares held by		% Direct equity interest	Participation In				% Direct equity interest		Participation In
					Assets	Liabilities	Shareholders' equity	Profit (loss) for period		Assets	Liabilities	Shareholder s' equity	Profit (loss) for period

		CSN in units
		Common	Preferred
Investments under the equity method
Subsidiaries
CSN Islands VII Corp.		20,001,000		100.00	5,242,890	5,421,043	(178,153)	(385,919)	100.00	6,436,140	6,228,374	207,766	167,767
CSN Islands IX Corp.	(1)												(388)
CSN Islands XI Corp.		50,000		100.00	2,514,894	2,557,398	(42,504)	(63,201)	100.00	2,530,563	2,509,866	20,697	(1,295)
CSN Islands XII Corp.		1,540		100.00	2,166,682	3,312,505	(1,145,823)	(126,524)	100.00	2,244,240	3,263,539	(1,019,299)	75,787
CSN Minerals S.L.U.	(2)							331,897	100.00	3,833,669	9,840	3,823,829	(927,265)
CSN Export Europe, S.L.U.	(2)							22,600	100.00	666,362	30,077	636,285	(185,057)
CSN Metals S.L.U.	(2)							23,188	100.00	636,408	20,668	615,740	(175,236)
CSN Americas S.L.U.	(2)							193,652	100.00	1,492,678	4,445	1,488,233	(220,412)
CSN Steel S.L.U.	(2)	2,042,688		100.00	6,905,164	322,963	6,582,201	108,427	100.00	2,537,179	1,585,977	951,202	323,043
Sepetiba Tecon S.A.		254,015,052		99.99	459,647	160,402	299,245	29,768	99.99	441,214	165,172	276,042	22,794
M inérios Nacional S.A.		66,393,587		99.99	105,586	65,290	40,296	(13,600)	99.99	74,738	28,038	46,700	(12,548)
Fair Value - M inérios Nacional							2,123,507					2,123,507
Estanho de Rondônia S.A.		121,861,697		99.99	46,005	41,032	4,973	(6,291)	99.99	32,816	21,552	11,264	(13,061)
Companhia M etalúrgica Prada		313,651,399		99.99	655,748	485,915	169,833	(29,258)	99.99	769,337	620,509	148,828	(45,783)
CSN Mineração S.A.		158,419,480		87.52	14,273,290	5,620,137	8,653,153	767,568	87.52	13,039,767	4,943,090	8,096,677	580,146
CSN Energia S.A.		43,149		99.99	146,130	55,030	91,100	56,987	100.00	109,290	39,654	69,636	26,240
FTL - Ferrovia Transnordestina
Logística S.A.		395,302,149		90.78	419,388	138,888	280,500	(77,384)	90.78	484,218	126,334	357,884	(11,376)
Companhia Florestal do Brasil		41,673,302		99.99	34,910	3,734	31,176	(1,499)	99.99	35,206	5,179.0	30,027	(2,215)
Nordeste Logística		99,999		99.99	80	55	25	(1)	99.99	81	55	26	(74)
CGPAR - Construção Pesada S.A	(3)							723	100.00	40,889	27,558	13,331	5,887
Fair value fixed assets - CGPAR								(3,940)				53,949	(3,940)
					32,970,414	18,184,392	16,909,529	827,193		35,404,795	19,629,927	17,952,324	(396,986)
Jo int-venture and Jo int-o peratio n
Itá Energética S.A.		253,606,846		48.75	265,476	18,104	247,372	10,789	48.75	282,383	27,728	254,655	8,591
M RS Logística S.A.		26,611,282	2,673,312	18.64	1,520,264	857,581	662,683	85,974	18.64	1,411,526	795,903	615,623	77,828
CBSI - Companhia Brasileira de		1,876,146		50.00	16,005	13,654	2,351	1,785	50.00	13,574	11,517	2,057	2,953
Serviços de Infraestrutura
Transnordestina Logística S.A.		24,168,304		46.28	3,806,380	2,604,198	1,202,182	(21,357)	49.02	3,786,556	2,566,315	1,220,241	(52,127)
Fair Value allocated to TLSA in loss of control							271,116					271,116
					5,608,125	3,493,537	2,385,704	77,191		5,494,039	3,401,463	2,363,692	37,245
A sso ciates
Arvedi M etalfer do Brasil		46,994,971		20.00	43,653	23,978	19,675	(4,368)	20.00	53,101	48,258	4,843	1,372
					43,653	23,978	19,675	(4,368)		53,101	48,258	4,843	1,372
C lassified as available fo r sale (no te 12 I)
Usiminas							2,200,459					1,353,664
Panatlântica							21,974					20,604
							2,222,433					1,374,268
Other investments
							(72,473)	1,985				(74,459)	7,583
Others							63,537	(165)				63,541	(19,557)
							(8,936)	1,820				(10,918)	(11,974)
T o tal Investments							21,528,405	901,836				21,684,209	(370,343)

C lassificatio n o f investiments in the balance sheet
Investments in assets							22,894,885					22,703,508
Investments whith short liabilities							(1,366,480)					(1,019,299)
							21,528,405					21,684,209

(1) Company terminated in 2016;
(2) Merger of the companies by the subsidiary CSN Steel S.L.U. in December 2017, according to note 2;

(3) Company sold in July 2017, to the subsidiary CSN Mineração.

The number of shares, the carrying amounts of assets, liabilities and shareholders’ equity, and the amounts of profit or loss for the year refer to the equity interests held by CSN in those companies.

8.b) Changes of investments balances in subsidiaries, joint ventures, joint operations, associates and other investments

		Consolidated
	12/31/2017	12/31/2016
Opening balance of investments	4,568,451	3,998,239

Capital increase/acquisition of shares	20,579	190,651
Dividends (1)	(79,189)	(36,765)
Comprehensive income (2)	850,640	713,442
Equity in results of affiliated companies (4)	147,800	108,031
Amortization of fair value – investment in MRS	(11,746)	(11,746)
Amortization of fair value – investment in CGPAR		(3,940)
Impairment of the Fair Value of Transnordestina (3)		(387,989)
Others	3,460	(1,472)
Closing balance of investments	5,499,995	4,568,451

Total	5,499,995	4,568,451

(1) In 2017 refers to the allocation of dividends from subsidiaries Sepetiba Tecon, MRS Logistica, CSN Energia, Itá Energética, CBSI – Companhia Brasileira de Serviços de Infraestrutura, CSN Minerals, CSN Steel, CSN Metals, CSN Mineração and CSN Americas.

(2) Refers to the mark-to-market of investments classified as available for sale and translation to the reporting currency of the foreign investments (the functional currency of which is not the Brazilian Reais), actuarial gain/loss and gain/loss on net investment hedge from investments measured by equity method.

(3) Refers to impairment of the fair value of Transnordestina Logística S.A, see note 8.d).

(4) The reconciliation of the equity in results of affiliated companies included on investment balance with the amount disclosed in the income statement and it is due to the elimination of the results of the CSN´s transactions with these companies

		Consolidated
	12/31/2017	12/31/2016
Equity in results of affiliated companies
MRS Logística S.A.	171,905	155,617
CBSI - Companhia Brasileira de Serviços de Infraestrutura	1,785	2,953
Transnordestina	(21,357)	(52,127)
Arvedi Metalfer do Brasil	(4,368)	1,372
Others	(165)	216
	147,800	108,031
Eliminations
To cost of sales	(40,823)	(41,556)
To taxes	13,880	14,129
Others
Amortization of fair value - Investments in MRS	(11,746)	(11,746)
Amortization of fair value - Investments in CGPAR		(3,940)
Equity in results	109,111	64,918

8.c) Additional information about the main operating subsidiaries

· SEPETIBA TECON S.A. (“TECON”)

The Container Terminal was created to exploit the terminal no 1 in Itaguaí Port, located in the State of Rio de Janeiro. The terminal is connected to the UPV by the Southeast railroad network.  The Southeast railroad network is the contract object of the concession that has been granted to MRS Logística S. A. The range of services includes the move operation of cargo, storage of containers and steel products, general cargo, cleaning and maintenance.

Tecon won the auction held on September 3, 1998 to enter into a lease agreement for operation of the port terminal for a period of 25 years, extendable for an equal period. With the publication of Presidential Decree 9048 of May 10, 2017, the operation of the terminal may be successively extended in distinct periods with a maximum term of 70 years.

When the concession expires, it will return to the Union as well as all the rights and privileges transferred to Tecon, along with the ownership of assets and those resulting from investments, declared reversible by the Federal Government for being necessary to the continuity of terminal´s operation. The reversible assets will be indemnified by the Federal Government at the residual value of cost, based on the accounting records of Tecon after deducting depreciation.

· ESTANHO DE RONDÔNIA S.A. (“ERSA”)

Headquartered in the state of Rondônia, the subsidiary operates two units, which are based in the cities of Itapuã do Oeste/RO and Ariquemes/RO. In Itapuã do Oeste is extracted the cassiterite (tin ore) and in Ariquemes is located the casting operation, where the metallic tin is made, which is the raw material used in UPV for the production of tin plates.

· COMPANHIA METALÚRGICA PRADA (“Prada”)

Prada operates in the area of two segments: steel metal packaging, production and processing and distribution of flat steel.

Metal packaging

In the steel metal packaging segment, Prada produces its supply chain includes the chemical and food segments, providing packaging and printing services to leading companies in the market.

Prada holds a 100% interest in the capital stock of Companhia Brasileira de Latas - "CBL".

On 2015, Prada has incorporated its subsidiary Rimet Empreendimentos Industriais e Comerciais.

Distribution

Prada is a player in the market of processing and distribution regarding flat steel products, with a diversified product line. It provides coils, rolls, strips, blanks, metal sheets, profiles, tubes and tiles, among other products, to the most different industry segments - from automotive to construction. It is also specialized in providing service steel processing, meeting the demand of the all national companies.

· CSN ENERGIA S.A.

Its main objective is the distribution of the excess electric power generated by CSN and Companies, consortiums or other entities in which CSN holds an interest.

· FTL - FERROVIA TRANSNORDESTINA LOGÍSTICA S.A. (“FTL”)

FTL was created on the purpose of incorporating the spin-off portion of TLSA, the Company holds the concession to operate the railway cargo transportation, the public service is provided in northeastern of Brazil, which includes the rail segments of Sao Luis - Fortaleza, Arrojado - Recife, Itabaiana - Cabedelo, Paula Cavalcante - Macau and Propriá - Jorge Lins ("Network I").

As of November 2016, the CSN subscribed shares by capitalization of advances for future capital increase amounting R$ 39,341, therefore its participation in the share capital of the company increased from 89.79% to 90.78%. As a result of the operations described above that caused a change in the shareholder’s participation, the Company recorded a loss in the amount of R$(25) recorded in shareholders' equity in other comprehensive income.

· CSN MINERAÇÃO S.A. (“CSN Mineração”)

Headquartered in Congonhas, Minas Gerais, it is primarily engaged in the production, purchase and sale of iron ore. CSN Mineração S.A. commercializes its products mainly in the overseas market. From 30 November 2015, the CSN Mineração S.A. has centralized mining operations of CSN, including the establishments of the mine Casa de Pedra, the port TECAR and the participation of 18.63% in MRS. The participation of the CSN in this subsidiary is 87.52%.

· MINÉRIOS NACIONAL S.A. (“Minérios Nacional”)

Headquartered in Congonhas, Minas Gerais, Mineração Nacional is mainly engaged in the production and commercialization of iron ore. This subsidiary concentrates the mining rights assets related to the Fernandinho, Cayman and Casa de Pedra mines transferred to this subsidiary in the business combination process that took place in 2015.

8.d) Joint ventures and joint operations financial information

The balances of the balance sheets and income statements of joint venture and joint operation are presented as follows and refer to 100% of the companies´ profit/loss:

				12/31/2017				12/31/2016
	Joint-Venture			Joint-Operation	Joint venture			Joint-Operation
Equity interest (%)	MRS Logística	CBSI	Transnordestina Logística	Itá Energética	MRS Logística	CBSI	Transnordestina Logística	Itá Energética
	34.94%	50.00%	46.30%	48.75%	34.94%	50.00%	49.02%	48.75%
Balance sheet
Current assets
Cash and cash equivalents	484,978	101	5,763	16,231	345,164	2,925	1,899	17,689
Advances to suppliers	14,911	37		22	7,452	951		99
Other current assets	685,311	28,475	49,494	16,447	406,170	19,603	54,652	16,054
Total current assets	1,185,200	28,613	55,257	32,700	758,786	23,479	56,551	33,842
Non-current assets
Other non-current assets	693,434	974	238,004	27,459	598,577	234	261,292	29,219
Investments, PP&E and intangible assets	6,277,550	2,423	7,927,881	484,406	6,215,442	3,434	7,407,189	516,186
Total non-current assets	6,970,984	3,397	8,165,885	511,865	6,814,019	3,668	7,668,481	545,405
Total Assets	8,156,184	32,010	8,221,142	544,565	7,572,805	27,147	7,725,032	579,247

Current liabilities
Borrowings and financing	668,947	1,411	52,691		653,491		76,441
Other current liabilities	1,272,365	25,898	113,739	33,666	740,319	23,034	134,747	53,858
Total current liabilities	1,941,312	27,309	166,430	33,666	1,393,810	23,034	211,188	53,858
Non-current liabilities
Borrowings and financing	2,084,422		5,457,768		2,176,357		5,024,404
Other non-current liabilities	575,170	-	434	3,471	699,830	-	-	3,020
Total non-current liabilities	2,659,592	-	5,458,202	3,471	2,876,187	-	5,024,404	3,020
Shareholders’ equity	3,555,280	4,701	2,596,510	507,428	3,302,808	4,113	2,489,440	522,369
Total liabilities and shareholders’ equity	8,156,184	32,010	8,221,142	544,565	7,572,805	27,147	7,725,032	579,247

				01/01/2017 to 12/31/2017				01/01/2016 to 12/31/2016
	Joint-Venture			Joint-Operation	Joint venture			Joint-Operation
Equity interest (%)	MRS Logística	CBSI	Transnordestina Logística	Itá Energética	MRS Logística	CBSI	Transnordestina Logística	Itá Energética
	34.94%	50.00%	46.30%	48.75%	34.94%	50.00%	49.02%	48.75%
Statements of Income
Net revenue	3,492,805	135,399		168,194	3,279,420	122,870		172,263
Cost of sales and services	(2,307,108)	(120,647)		(76,810)	(2,208,786)	(105,692)		(91,568)
Gross profit	1,185,697	14,752	-	91,384	1,070,634	17,178	-	80,695
Operating (expenses) income	(283,151)	(8,340)	(32,245)	(58,465)	(160,187)	(8,367)	(97,596)	(54,616)
Finance income (costs), net	(187,295)	(1,004)	(13,938)	317	(249,300)	(1,676)	(6,032)	397
Income before income tax and social contribution	715,251	5,408	(46,183)	33,236	661,147	7,135	(103,628)	26,476
Current and deferred income tax and social contribution	(254,001)	(1,838)		(11,105)	(243,602)	(1,229)		(8,854)
(Loss) profit for the year, net	461,250	3,570	(46,183)	22,131	417,545	5,906	(103,628)	17,622

·       ITÁ ENERGÉTICA S.A. - (“ITASA”)

ITASA is a corporation established in July 1996 that was engaged to operate under a shared concession, the Itá Hydropower Plant (UHE Itá), with 1,450 MW of installed power, located on the Uruguay River, on the Santa Catarina and Rio Grande do Sul state border.

·       MRS LOGÍSTICA S.A. (“MRS”)

With registered offices in the City of Rio de Janeiro-RJ, this subsidiary is engaged in public railroad transportation, on the basis of an onerous concession, on the domain routes of the Southeast Grid of the federal railroad network (Rede Ferroviária Federal S.A. – RFFSA), located in the Southeast (Rio de Janeiro, São Paulo and Belo Horizonte. The concession has a 30-year term as from December 1, 1996, extendable for an equal term by exclusive decision of the concession grantor.

MRS may further engage in services involving transportation modes related to railroad transportation and participate in projects aimed at expanding the railroad service concessions granted.

For performance of the services covered by the concession for a, MRS leased from RFFSA for the same concession period, the assets required for operation and maintenance of the freight railroad transportation activities. At the end of the concession, all the leased assets are to be transferred to the ownership of the railroad transportation operator designated at that time.

The Company had a direct equity interest of 18.64% in the capital stock of MRS and an indirect equity interest of 18.63% through its subsidiary CSN Mineração S.A, consequently the total participation is 34.94%.

·         CONSÓRCIO DA USINA HIDRELÉTRICA DE IGARAPAVA

The Igarapava Hydroelectric Power Plant is located on the Grande River, in the city of Conquista, MG, and has installed capacity of 210 MW. It consists of 5 bulb-type generating units.

CSN holds a 17.92% investment in the consortium, whose specific purpose is the distribution of electric power, which is made according to the percentage equity interest of each company.

The balance of property, plant and equipment less depreciation as of December 31, 2017 is R$24,759 (R$25,921 as of December 31, 2016) and the expense in 2017 amounted to R$5,966 (R$6,041 in 2016).

·       CBSI - COMPANHIA BRASILEIRA DE SERVIÇOS DE INFRAESTRUTURA (“CBSI”)

CBSI is the result of a joint operation between CSN and CKTR Brasil Ltda. Based in the city of Araucária, PR, CBSI is primarily engaged in providing services CSN and other third-party entities, and can operate activities related to the refurbishment and maintenance of industrial machinery and equipment, construction maintenance, industrial cleaning, logistic preparation of products, among other activities.

·         TRANSNORDESTINA LOGÍSTICA S.A. (“TLSA”)

TLSA is primarily engaged in the public service operation and development of a railroad network in the Northeast of Brazil network, comprising the rail segments Missão Velha-Salgueiro, Salgueiro-Trindade, Trindade-Eliseu Martins, Salgueiro- Porto de Suape, and Missão Velha-Porto de Pecém sections (“Railway System II”).

It is in pre-operational phase and should remain so until the completion of Rail Network II. The approved schedule, which considered the completion of the work by January 2017, is currently under review and discussion with the responsible bodies; However, Management understands that new deadlines for project completion will not have material adverse effects on the expected return on investment. After assessing this matter, its Management has concluded as appropriate the use of the accounting basis of operating continuity of the project in the preparation of its financial statements.

During the year 2017, the others shareholders of TLSA subscribed 2,912,997 shares in amounting to R$153,253, diluting CSN on TLSA share capital to 46.30%.  Therefore, due to the transactions described above and the participation change of the shareholders in the share capital of TLSA on 2017, the Company recognized a gain of R$2,814, recorded in equity in others comprehensive income.

The Management receives funds from its shareholders and third parties for completion of the works, which are expected to be available, based on agreements previously entered into and recent discussions between the involved parties. After analyzing this matter, Management concluded as adequate the use of the accounting base of the project’s going concern in the preparation of the financial statements for the year ended December 31, 2017.

In this direction, TLSA performed an impairment test of its own long-live assets using the discount cash flow method and considered the main assumptions, as follows:

Measurement of recoverable value:

Cash Flow Projection	Until 2057
Gross Margin	Based on market studies to capture operations costs and loads, according studied of market trends.
Estimated Costs	Costs based on studies and market trends.
Growth rate in perpetuity	Growth rate was not considered due to the projection model until the end of the concession.
Discount rate	Between 5.1% to 6.25% in real terms.

In addition, CSN, as an investor, performed an impairment test of its stake in TLSA, through TLSA ability to distribute dividends, methodology known as Dividend Discount Model, or DDM, to remunerate the capital invested by shareholders. In order to perform this test, some aspects were taken into account, such as:

·         The flow of dividends was obtained from the TLSA nominal cash flow;

·         The flow of dividends was calculated considering the annual percentages of participation, considering the dilutions of the CSN’s stakes due to the amortization of debts;

·         This flow of dividends was discounts at present value using cost of equity (Ke) embedded in the WACC rate of TLSA; and

·         This Ke obtained was the one calculated in the “rolling WACC” of TLSA.

Another important aspect that was considered in the analysis of the impairment of CSN’s investment in the TLSA, was the need to apply an additional percentage of risk to the discount rate in addition to the one already used to determine the discounted cash flow of TLSA. Due to the sharing of investors risks, and by the fact that the asset that is being tested represents the cash-generating unit itself, which is equal to the legal entity, the risk determined by CSN Management is the same applied by TLSA when the evaluation of their own investments, not applying an additional risk factor to the model.

As a result, the Company which had recognized a loss in the surplus value of the investments of TLSA in the amount of R$ 387,989 recorded as other operating expenses and R$ 131,916 in deferred taxes in 2016, did not recognized additional impairment losses in the surplus-value of the investments in 2017.

8.e) Additional information on indirect participation in foreign operations

·         STAHLWERK THÜRINGEN GMBH (“SWT”)

SWT was formed from the former industrial steel complex of Maxhütte, located in the Germany city of Unterwellenborn, which produces steel shapes used for construction in accordance with international quality standards. Its main raw material is steel scrap, the Company has an installed production capacity of 1.1 million metric tons steel/year. The SWT is a wholly owned indirect subsidiary of CSN Steel S.L.U, a subsidiary of CSN.

·         COMPANHIA SIDERURGICA NACIONAL – LLC (“CSN LLC”)

The CSN LLC has an industrial plant in Terre Haute, Indiana State - USA, where is located the cold rolled and galvanized steel production lines, its installed production capacity is 800 thousand tons/year. CSN LLC is a wholly owned indirect subsidiary through CSN Steel S.L.U. after Merger, previously named CSN Americas S.L.U, a subsidiary of CSN.

·         LUSOSIDER AÇOS PLANOS S.A. (‘Lusosider’’)

Incorporated in 1996 in succession to Siderurgia Nacional (a company privatized by the Portuguese government that year), Lusosider is the only Portuguese company of the steel industry to produce cold rolled and galvanized anti-corrosion steel. Based in Paio Pires, The Lusosider has an installed capacity of about 550,000 tons / year to produce four large groups of steel products: galvanized sheet, cold rolled sheet, pickled and oiled plate. The products are manufactured by Lusosider and may be used in the packaging industry, construction (pipes and metallic structures) and in home appliance components.

8.f) Other investments

·       PANATLÂNTICA S. A. (“Panatlântica”)

Panatlântica is a publicly-held company, headquartered in the city of Gravataí, State of Rio Grande do Sul, engaged in the manufacturing, trade, import, export and processing of steel and ferrous or non-ferrous metals, coated or not. This investment is classified as available-for-sale and measured at fair value.

The Company currently holds 11.33% (11.35% as of December 31, 2016) of Panatlântica’s total share capital.

·       USINAS SIDERURGICAS DE MINAS GERAIS S.A. – USIMINAS (“USIMINAS”)

Usiminas, headquartered in Belo Horizonte, State of Minas Gerais, is engaged in steel and related operations.  Usiminas produces flat rolled steel in the Intendente Câmara and José Bonifácio de Andrada e Silva plants, located in Ipatinga, Minas Gerais, and Cubatão, São Paulo, respectively, the final product is sold in the domestic and foreign market. Usiminas also exploits iron ore mines located in Itaúna, Minas Gerais, to meet its verticalization and production cost optimization strategies. Usiminas also has service and distribution centers located in several regions of Brazil, and the Cubatão, São Paulo, and Praia Mole, Espírito Santo, all centers are located in strategic locations for the shipment of its production.

On April 9, 2014, the Administrative Council for Economic Defense (CADE - Conselho Administrativo de Defesa Econômica) issued its decision on the matter about the Usiminas shares held by CSN signing a Performance Commitment Agreement), also called TCD, between CADE and CSN. Under the terms of the decision of CADE and TCD, CSN must reduce its interest in Usiminas, within a specified period. The deadline and percentage reduction are confidential. In addition, the political rights in Usiminas will continue suspended until the Company reaches the limits established in the TCD.

In March 2016, the Board of Directors of Usiminas approved a capital increase of R $ 64,882, through the issue of up to 50,689,310 preferred shares. On April 22, 2016, CSN exercised its preemptive rights in full, paying R $ 11,603 for 9,064,856 preferred shares. This increase was approved by the Board of Directors of Usiminas on June 3, 2016.

On March 24, 2016, the Company requested to CADE (Brazilian Antitrust Agency) the flexibilization of the PAT (Performance Commitment Agreement (TCD), in order to enable the Company the exercise of certain political rights, namely the power to elect independent members of the board of directors and supervisory board. On April 27, 2016, CADE approved the Company’s request to permit such election. On April 28, at the Usiminas’ annual general meeting, the Company elected 2 independent members of the board of directors and 1 of the supervisory board, as well as the same number of alternates.

In April 2016, the Extraordinary Shareholders' Meeting of Usiminas approved a capital increase of R$ 1,000,000 through the issue of 200,000,000 common shares. On May 20, 2016, CSN exercised its preemptive right in full, paying R$ 178,832 for 35,766,351 common shares. This increase was approved by the Extraordinary General Meeting of Usiminas on July 19, 2016.

As of December 31, 2017 and 2016, the Company’s interest in Usiminas’s capital was 15.19% in common shares and 20.86% in preferred shares.

USIMINAS is listed on the São Paulo Stock Exchange (“B3 S.A.- Brasil, Bolsa, Balcão”: USIM3 and USIM5).

•     ARVEDI METALFER DO BRASIL S.A. (“Arvedi”)

Arvedi, headquartered in Salto, State of São Paulo, is engaged in pipe production. As of December 31, 2017 and 2016 CSN held 20.00% of Arvedi’s share capital.